Amounts Recognized in Consolidated Balance Sheets, Postretirement (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Postretirement Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (411)	$ (455)
Noncurrent liabilities	(5,481)	(7,198)
Net Amount Recognized	(5,892)	(7,653)
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(522)	(482)
Noncurrent liabilities	(27,346)	(24,938)
Net Amount Recognized	$ (27,868)	$ (25,420)